Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Xos, Inc. [Member]
Accrued expenses and other current liabilities [Line Items]
Accrued expenses and other current liabilities

Note 12. Accrued expenses and other current liabilities

Other current liabilities consisted of the following at December 31, 2020, 2019 and 2018:

Other Current Liabilities	December 31, 2020	December 31, 2019	December 31, 2018
Customer Deposits	$1,837	$1,920	$50
Accrued Expenses	468	341	124
Accrued Interest	2,453	897	341
Other	384	293	48
Total other current liabilities	$5,142	$3,451	$563